Consolidated Statements of Operations (Parentheticals) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Statement [Abstract]
Workspace membership revenue			¥ 26	¥ 34
Other service revenue	177		111	442
Workspace membership				¥ 27